Segment Information (Reconciliation Of Income (Loss) From Operations By Segment To Consolidated Net Income (Loss)) (Details) - USD ($) $ in Millions	3 Months Ended				12 Months Ended
	Dec. 31, 2022	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Reconciliation of Net Income (Loss) from Segments to Consolidated [Abstract]
Net income (loss)	$ 398	$ (2,292)	$ (171)	$ 390	$ (1,675)	$ 3,297	$ 591
Life Insurance Segment [Member]
Reconciliation of Net Income (Loss) from Segments to Consolidated [Abstract]
Net income (loss)					(1,933)	497	(12)
Other Operations [Member]
Reconciliation of Net Income (Loss) from Segments to Consolidated [Abstract]
Net income (loss)					(374)	(244)
Annuities Segment [Member]
Reconciliation of Net Income (Loss) from Segments to Consolidated [Abstract]
Net income (loss)					948	1,089	1,125
Group Protection Segment [Member]
Reconciliation of Net Income (Loss) from Segments to Consolidated [Abstract]
Net income (loss)					40	(165)	42
Retirement Plan Services Segment [Member]
Reconciliation of Net Income (Loss) from Segments to Consolidated [Abstract]
Net income (loss)					198	235	157
MRB related impacts after tax [Member]
Reconciliation of Net Income (Loss) from Segments to Consolidated [Abstract]
Net income (loss)					(245)	1,219	(161)
Investment and Reinsurance Related Realized gain (Loss) [Member]
Reconciliation of Net Income (Loss) from Segments to Consolidated [Abstract]
Net income (loss)					404	732
GLB Rider Fees Ceded To LNBAR [Member]
Reconciliation of Net Income (Loss) from Segments to Consolidated [Abstract]
Net income (loss)					(735)	(701)
GLB And GDB Hedge Allowance [Member]
Reconciliation of Net Income (Loss) from Segments to Consolidated [Abstract]
Net income (loss)					604	629
Indexed Product Net Derivative Results [Member]
Reconciliation of Net Income (Loss) from Segments to Consolidated [Abstract]
Net income (loss)					58	17
Excluded Realized Gain (Loss), After-Tax [Member]
Reconciliation of Net Income (Loss) from Segments to Consolidated [Abstract]
Net income (loss)							(586)
Benefit Ratio Unlocking, After-Tax [Member]
Reconciliation of Net Income (Loss) from Segments to Consolidated [Abstract]
Net income (loss)					(6)		4
Impairment of Intangibles [Member]
Reconciliation of Net Income (Loss) from Segments to Consolidated [Abstract]
Net income (loss)					$ (634)
Net Impact From Tax Cuts And Jobs Act [Member]
Reconciliation of Net Income (Loss) from Segments to Consolidated [Abstract]
Net income (loss)							37
Acquisition And Integration Costs Related To Mergers And Acquisitions, After-Tax [Member]
Reconciliation of Net Income (Loss) from Segments to Consolidated [Abstract]
Net income (loss)						$ (11)	$ (15)